Document and Entity Information	12 Months Ended
Dec. 28, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 28, 2013
Entity Registrant Name	Summit Materials, LLC
Entity Central Index Key	0001571371
Entity Filer Category	Non-accelerated Filer
Continental Cement Company, L.L.C. [Member]
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 28, 2013
Entity Registrant Name	Continental Cement Company, L.L.C.
Entity Central Index Key	0001571274
Entity Filer Category	Non-accelerated Filer